UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, N.W., Washington, D.C.  20006
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: March 31, 2012

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments

(Schedule of Investments)

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

FHA Permanent Securities (2.7% of net assets)

			Commitment
	Interest Rate	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$ -	$ 18	$ 18	$ 18
			-
Multifamily1	5.25%	Mar-2024	-	4,036	4,031	4,211
	5.35%	Mar-2047	-	7,720	7,730	8,377
	5.55%	Aug-2042	-	8,497	8,493	9,300
	5.60%	Jun-2038	-	2,674	2,671	2,727
	5.62%	Jun-2014	-	250	248	258
	5.65%	Oct-2038	-	2,065	2,113	2,152
	5.87%	Jun-2044	-	1,879	1,877	2,076
	5.89%	Apr-2038	-	5,011	5,022	5,536
	6.02%	Jun-2035	-	5,732	5,717	6,156
	6.20%	Apr-2052	-	11,900	11,895	12,913
	6.40%	Jul-2046	-	3,966	3,963	4,431
	6.60%	Jan-2050	-	3,472	3,513	3,849
	6.66%	May-2040	-	5,459	5,443	5,467
	6.70%	Dec-2042	-	5,760	5,742	5,899
	6.75%	Apr-2040 - Jul-2040	-	5,156	5,122	5,683
	7.05%	Jul-2043	-	5,131	5,131	5,406
	7.13%	Mar-2040	-	7,517	7,500	8,307
	7.20%	Dec-2033 - Oct-2039	-	9,389	9,385	10,111
	7.50%	Sep-2032	-	1,491	1,484	1,710
	7.75%	Oct-2038	-	1,333	1,321	1,336
	7.93%	Apr-2042	-	2,797	2,797	3,229
	8.15%	Mar-2037	-	1,133	1,230	1,136
	8.27%	Jun-2042	-	2,453	2,454	2,484
	8.40%	Apr-2012	-	7	7	7
	8.75%	Aug-2036	-	3,527	3,531	3,538
			-	108,355	108,420	116,299
Forward Commitments1	5.80%	Mar-2052	2,100	-	(11)	178
Total FHA Permanent Securities			$ 2,100	$ 108,373	$ 108,427	$ 116,495

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

Ginnie Mae Securities (18.6% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040		$ 18,607	$ 18,913	$ 19,981
	4.50%	Aug-2040		12,323	12,684	13,435
	5.50%	Jan-2033 - Jun-2037		13,199	13,126	14,746
	6.00%	Jan-2032 - Aug-2037		7,164	7,164	8,080
	6.50%	Jul-2028		116	116	133
	7.00%	Nov-2016 - Jan-2030		2,919	2,940	3,317
	7.50%	Apr-2013 - Aug-2030		2,033	2,059	2,333
	8.00%	Jun-2023 - Nov-2030		1,096	1,118	1,295
	8.50%	Jun-2022 - Aug-2027		1,131	1,149	1,330
	9.00%	May-2016 - Jun-2025		324	329	373
	9.50%	Sep-2021 - Sep-2030		125	126	146
	10.00%	Jun-2019		1	1	1
	13.25%	Dec-2014		-	-	1
				59,038	59,725	65,171

Multifamily1	2.11%	Apr-2033		24,491	24,720	24,813
	2.18%	May-2039		24,750	25,039	25,226
	2.34%	Aug-2034		24,303	24,511	24,812
	2.41%	May-2030		13,171	13,297	13,420
	2.80%	Apr-2042		13,700	13,974	14,060
	2.87%	Dec-2043		20,000	20,162	19,969
	2.89%	Mar-2046		32,000	32,320	31,546
	3.05%	May-2044		45,500	45,951	46,130
	3.12%	Apr-2038 - Apr-2047		9,450	9,699	9,837
	3.17%	Oct-2043		39,288	39,907	41,214
	3.20%	Apr-2047		12,512	12,512	12,929
	3.26%	Nov-2043		20,000	20,060	19,887
	3.31%	Nov-2037		19,408	20,294	20,247
	3.37%	Dec-2046		19,200	19,559	19,127
	3.49%	Mar-2042		10,000	10,049	10,517
	3.55%	May-2042		10,000	10,229	10,235
	3.61%	Aug-2027		1,096	1,114	1,100
	3.67%	Oct-2043		25,000	25,250	26,749
	3.86%	Feb-2039		704	669	714
	4.15%	Apr-2046		8,407	8,569	9,164
	4.22%	Nov-2035		22,337	22,915	23,390
	4.26%	Jul-2029		1,589	1,584	1,621
	4.42%	Feb-2031		36,388	36,650	39,589
	4.43%	Apr-2034 - Jun-2034		10,849	10,650	11,299
	4.50%	Aug-2049		2,333	2,344	2,528
	4.63%	Sep-2037	2	1,500	1,457	1,472
	4.66%	Apr-2029 - Dec-2030		7,040	7,273	7,165
	4.69%	Sep-2034		9,000	9,276	9,620
	4.70%	Dec-2024		1,153	1,135	1,158
	4.73%	Aug-2032 - Nov-2045		7,030	7,071	7,316
	4.76%	Apr-2045		5,652	5,890	5,829
	4.82%	Oct-2029		2,346	2,466	2,387
	4.83%	May-2046	2	5,320	5,320	5,405
	4.90%	Mar-2044	2	1,000	990	1,001
	4.92%	May-2034		31,113	31,006	32,275
	4.94%	Jun-2046	2	3,815	3,819	3,874
	4.98%	Feb-2052		4,077	4,202	4,521
	4.99%	Mar-2030		9,750	10,516	10,373
	5.00%	Dec-2033		4,799	4,828	4,806
	5.01%	Mar-2038		25,000	26,057	26,710
	5.03%	Feb-2037		10,000	10,148	10,716

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

Ginnie Mae Securities (18.6% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	5.05%	Apr-2049	2	2,895	2,900	2,925
	5.19%	May-2045		8,865	8,655	9,416
	5.25%	Apr-2039		6,337	6,245	6,482
	5.32%	Aug-2030		1,884	1,878	1,893
	5.34%	Jul-2040		18,000	17,695	19,640
	5.50%	Jul-2033		4,026	4,183	4,095
	5.55%	May-2049	2	10,520	10,524	10,545
	5.58%	May-2031 - Oct-2031		67,523	67,838	70,987
	6.15%	Nov-2039		5,355	5,367	6,081
	6.26%	Apr-2027		4,957	5,196	5,094
				705,433	713,963	731,909
Total Ginnie Mae Securities				$ 764,471	$ 773,688	$ 797,080

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (8.6% of net assets)

	Interest Rates3				Commitment
	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	3.40%	3.40%	Apr-2017		$ 2,250	$ 2,250	$ 2,249	$ 2,345
	3.95%	3.95%	Feb-2052		6,600	3,057	3,065	3,510
	4.15%	2.00%	Jul-2053		2,274	2,274	2,274	2,423
	4.15%	4.15%	Apr-2053		70,000	15,116	16,539	20,050
	4.49%	8.25%	Jun-2052		44,954	38,420	37,984	43,136
	4.75%	4.75%	Mar-2052	2	32,463	28,978	28,997	32,191
	4.80%	4.80%	Feb-2052		11,940	10,959	11,338	12,237
	4.86%	4.86%	Jan-2053		42,358	21,505	21,830	25,440
	4.87%	4.87%	Apr-2042		100,000	86,624	87,503	97,303
	5.00%	5.00%	Nov-2051		13,543	12,657	12,929	14,167
	5.10%	7.00%	Dec-2050	2	15,862	11,114	10,952	12,588
	5.21%	4.95%	Mar-2053	2	49,950	47,026	47,076	52,101
	5.25%	5.25%	Apr-2037		19,750	19,750	19,742	21,729
	5.39%	5.39%	Feb-2052		26,094	25,672	26,200	28,828
					438,038	325,402	328,678	368,048

Forward Commitments1	3.95%	3.95%	May-2054		6,122	-	-	299
Total Ginnie Mae Construction Securities					$ 444,160	$ 325,402	$ 328,678	$ 368,347

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

Fannie Mae Securities (42.5% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.49%	4	Mar-2037	$ 2,551	$ 2,514	$ 2,539
	0.64%	4	Apr-2037	4,077	4,056	4,062
	0.74%	4	Dec-2040	59,324	58,787	59,266
	0.84%	4	Mar-2042	11,946	11,942	11,946
	2.05%	4	Nov-2033	5,503	5,507	5,782
	2.23%	4	Sep-2035	1,474	1,468	1,551
	2.32%	4	Jul-2033	1,084	1,076	1,149
	2.34%	4	May-2033 - Aug-2033	3,142	3,145	3,300
	2.36%	4	Aug-2033	338	337	356
	2.37%	4	Apr-2034	2,782	2,882	2,962
	2.39%	4	Aug-2033	4,367	4,358	4,608
	2.41%	4	Jul-2033	4,502	4,524	4,755
	2.50%	4	Nov-2034	3,487	3,613	3,716
	3.50%		Jan-2042 - Feb-2042	19,925	20,417	20,478
	4.00%		Jul-2024 - Jul-2041	149,505	151,832	157,060
	4.50%		Jun-2018 - Sep-2040	90,729	92,711	97,055
	5.00%		Jul-2018 - Apr-2041	106,036	109,553	114,648
	5.50%		Jul-2017 - Jun-2038	72,212	72,755	78,976
	6.00%		Apr-2016 - Nov-2038	58,488	59,130	64,606
	6.50%		Nov-2016 - Jul-2036	7,001	7,208	7,830
	7.00%		Nov-2013 - May-2032	2,851	2,857	3,237
	7.50%		Nov-2016 - Sep-2031	994	974	1,149
	8.00%		Jun-2012 - May-2031	199	201	227
	8.50%		Mar-2015 - Apr-2031	277	278	309
	9.00%		Jan-2024 - May-2025	129	130	153
				612,923	622,255	651,720

Multifamily1	2.84%		Mar-2022	3,920	3,994	3,954
	2.85%		Mar-2022	33,000	33,361	32,924
	3.54%		Oct-2021	7,742	7,867	8,223
	3.66%		Jul-2021	131,289	131,852	140,864
	3.82%		Jul-2016	21,177	21,187	22,907
	4.00%		Sep-2021	16,357	16,427	17,633
	4.03%		Oct-2021	7,460	7,500	8,089
	4.06%		Oct-2025	26,398	26,685	28,065
	4.13%	4	Jun-2020	3,777	3,785	3,766
	4.15%		Jun-2021	9,537	9,615	10,383
	4.22%		Jul-2018	3,046	2,968	3,301
	4.25%		May-2021	4,454	4,471	4,881
	4.27%		Nov-2019	6,305	6,334	6,944
	4.32%		Nov-2019	3,119	3,146	3,444
	4.33%		Nov-2019 - Mar-2021	26,313	26,418	29,190
	4.38%		Apr-2020	10,712	10,852	11,804
	4.44%		May-2020	6,341	6,398	7,015
	4.48%		Oct-2031	672	672	674
	4.49%		Jun-2021	1,022	1,050	1,127
	4.50%		Feb-2020	4,424	4,460	4,825
	4.52%		Nov-2019 - May-2021	7,498	7,655	8,293
	4.55%		Nov-2019	2,965	2,994	3,289
	4.56%		Jul-2019 - May-2021	8,794	8,832	9,752
	4.64%		Aug-2019	18,869	19,170	21,037
	4.66%		Jul-2021 - Sep-2033	7,843	7,897	8,229
	4.67%		Aug-2033	9,600	9,589	9,911
	4.68%		Jul-2019	13,732	13,803	15,339
	4.69%		Jan-2020 - Jun-2035	14,661	14,716	16,310
	4.71%		Mar-2021	6,126	6,314	6,789
	4.73%		Feb-2021	1,602	1,646	1,778
	4.80%		Jun-2019	2,248	2,265	2,516
	4.86%		May-2019	1,503	1,520	1,681
	4.89%		Nov-2019 - May-2021	2,819	2,954	3,151
	4.93%		Nov-2013	44,831	44,831	46,686
	4.94%		Apr-2019	3,500	3,546	3,933
	5.00%		Jun-2019	1,957	1,984	2,205
	5.02%		Jun-2019	850	851	958
	5.04%		Jun-2019	1,935	1,978	2,176
	5.05%		Jun-2019 - Jul-2019	3,288	3,359	3,702
	5.08%		Apr-2021	40,000	40,003	44,038
	5.09%		Jun-2018	6,563	6,743	7,351
	5.11%		Jul-2019	904	908	1,021
	5.12%		Jul-2019	9,004	9,072	10,170
	5.13%		Jul-2019	919	924	1,039
	5.15%		Oct-2022	3,705	3,706	4,099
	5.16%		Jan-2018	5,352	5,290	5,952

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

Fannie Mae Securities (42.5% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
5.25%	Jan-2020	7,030	7,029	7,978
5.29%	May-2022	5,400	5,400	6,015
5.34%	Apr-2016	6,211	6,206	6,886
5.35%	Apr-2012 - Jun-2018	1,900	1,906	2,109
5.36%	Feb-2016	4,016	4,018	4,078
5.37%	Jun-2017	1,421	1,494	1,598
5.43%	Nov-2018	349	349	350
5.44%	Mar-2016	3,664	3,665	4,105
5.45%	May-2033	2,971	2,992	3,312
5.46%	Feb-2017	46,306	46,354	52,538
5.47%	Aug-2024	8,536	8,645	9,515
5.52%	Mar-2018	603	631	688
5.53%	Apr-2017	63,652	63,647	72,502
5.59%	May-2017	7,029	7,034	7,968
5.60%	Feb-2018 - Jan-2024	11,689	11,692	13,145
5.63%	Dec-2019	10,275	10,334	11,567
5.69%	Jun-2041	4,978	5,152	5,533
5.70%	Jun-2016	1,386	1,391	1,566
5.75%	Jun-2041	2,411	2,508	2,677
5.80%	Jun-2018	69,975	69,614	80,357
5.86%	Dec-2016	232	232	257
5.91%	Mar-2037	2,052	2,106	2,306
5.92%	Dec-2016	216	216	239
5.96%	Jan-2029	430	435	488
6.03%	Jun-2017 - Jun-2036	5,506	5,588	6,230
6.06%	Jul-2034	9,850	10,156	11,198
6.11%	Aug-2017	6,744	6,744	7,807
6.13%	Dec-2016	3,457	3,446	3,984
6.14%	Sep-2033	302	320	344
6.15%	Jul-2019 - Oct-2032	40,920	40,994	47,218
6.16%	Aug-2013	160	161	160
6.22%	Aug-2032	1,754	1,795	1,999
6.23%	Sep-2034	1,437	1,502	1,633
6.28%	Nov-2028	3,043	3,221	3,465
6.35%	Jun-2020 - Aug-2032	12,505	12,635	14,046
6.38%	Jul-2021	5,587	5,670	6,465
6.39%	Apr-2019	950	971	1,086
6.44%	Apr-2014 - Dec-2018	43,225	43,258	49,976
6.52%	May-2029	5,419	5,870	6,237
6.63%	Jun-2014 - Apr-2019	3,625	3,625	4,031
6.80%	Jul-2016	497	497	555
6.85%	Aug-2014	42,251	42,251	46,530
6.88%	Feb-2028	4,426	4,801	4,584
7.00%	Jun-2018	2,736	2,736	2,975
7.01%	Apr-2031	3,234	3,247	3,702
7.07%	Feb-2031	16,275	16,477	18,598
7.18%	Aug-2016	316	316	356
7.20%	Aug-2029	8,100	7,900	8,901
7.25%	Jul-2012	6,693	6,693	6,749
7.26%	Dec-2018	9,154	9,564	10,413
7.50%	Dec-2014	773	774	841
7.75%	Dec-2012 - Dec-2024	1,852	1,852	2,072
8.13%	Sep-2012	223	223	226
8.38%	Jan-2022	761	758	764
8.40%	Jul-2023	435	427	469
8.50%	Nov-2019	3,068	3,125	3,709
8.63%	Sep-2028	6,188	6,188	6,743
		1,062,331	1,068,427	1,173,261
Total Fannie Mae Securities		$ 1,675,254	$ 1,690,682	$ 1,824,981

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

Freddie Mac Securities (10.7% of net assets)

				Commitment
	Interest Rate		Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	0.54%	4	Feb-2036	$ -	$ 7,162	$ 7,162	$ 7,169
	0.59%	4	Apr-2036	-	4,719	4,713	4,711
	0.74%	4	Nov-2040	-	39,758	39,478	39,718
	2.35%	4	Oct-2033	-	2,663	2,632	2,811
	2.47%	4	Jun-2033	-	1,161	1,157	1,226
	2.52%	4	Jul-2035	-	692	690	738
	3.50%		Oct-2041 - Feb-2042	-	49,543	50,391	50,792
	4.00%		Nov-2013 - Jan-2041	-	106,795	109,634	111,787
	4.50%		Aug-2018 - Sep-2040	-	33,360	33,466	35,628
	5.00%		Jan-2019 - Mar-2041	-	47,945	47,883	51,682
	5.50%		Oct-2017 - Jul-2038	-	57,597	56,951	62,709
	6.00%		Mar-2014 - Feb-2038	-	32,262	32,769	35,762
	6.50%		Oct-2013 - Nov-2037	-	11,921	12,343	13,265
	7.00%		Oct-2012 - Mar-2030	-	251	236	278
	7.50%		Sep-2012 - Apr-2031	-	287	277	333
	8.00%		Jul-2012 - Feb-2030	-	82	78	93
	8.50%		Jun-2015 - Jan-2025	-	206	207	243
	9.00%		Mar-2025	-	107	106	127
				-	396,511	400,173	419,072

Multifamily1	5.38%		Dec-2028	-	20,000	20,004	22,163
	5.42%		Apr-2016	-	10,000	9,953	10,941
	5.65%		Apr-2016	-	6,502	6,500	7,134
				-	36,502	36,457	40,238

Forward Commitments1	2.95%		Aug-2017	2,585	-	(84)	41
Total Freddie Mac Securities				$ 2,585	$ 433,013	$ 436,546	$ 459,351

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities1 (0.5% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Deutsche Bank	5.00%	Nov-2046	$ 18,990	$ 19,540	$ 21,369
Total Commercial Mortgage Backed Securities			$ 18,990	$ 19,540	$ 21,369

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (4.4% of net assets)

		Interest Rates2				Commitment
	Issuer	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	NYC Housing Development Corp	-	3.45%	May-2013		$ -	$ 5,600	$ 5,609	$ 5,603
	MassHousing	-	3.83%	Apr-2015	5	5,000	50	31	67
	MassHousing	-	3.85%	Dec-2012	5	-	13,500	13,498	13,513
	MassHousing	-	4.15%	Dec-2013	5		26,700	26,698	26,766
	MassHousing	-	4.30%	Jun-2015	5	34,700	50	(38)	518
	NYC Housing Development Corp	2.00%	-	Sep-2013		-	7,500	7,500	7,523
	NYC Housing Development Corp	4.25%	-	Nov-2025		-	1,150	1,150	1,210
	NYC Housing Development Corp	4.40%	-	Nov-2024		-	4,120	4,120	4,267
	NYC Housing Development Corp	4.50%	-	Nov-2030		-	1,680	1,682	1,751
	NYC Housing Development Corp	4.60%	-	Nov-2030		-	4,665	4,665	4,859
	NYC Housing Development Corp	4.70%	-	Nov-2035		-	1,685	1,686	1,724
	NYC Housing Development Corp	4.78%	-	Aug-2026		-	12,500	12,500	12,782
	NYC Housing Development Corp	4.80%	-	Nov-2040		-	2,860	2,863	2,951
	NYC Housing Development Corp	4.90%	-	Nov-2034 - Nov-2041		-	8,800	8,800	9,160
	NYC Housing Development Corp	4.95%	-	Nov-2039 - May-2047		-	13,680	13,683	14,121
	NYC Housing Development Corp	5.55%	-	Nov-2039		-	5,000	4,979	5,250
	MassHousing	5.69%	-	Nov-2018		-	5,930	5,934	6,685
	MassHousing	5.70%	-	Jun-2040		-	14,420	14,422	14,812
	MassHousing	5.92%	-	Dec-2037		-	6,370	6,373	6,595
	NYC Housing Development Corp	6.42%	-	Nov-2039		-	22,000	22,000	23,268
	MassHousing	6.50%	-	Dec-2039		-	740	744	776
	MassHousing	6.58%	-	Dec-2039		-	11,385	11,386	11,836
	MassHousing	6.70%	-	Jun-2040		-	11,750	11,750	12,054
						39,700	182,135	182,035	188,091

Forward Commitments1	MassHousing	-	3.98%	Apr-2015	5	4,915	-	(18)	(12)
	MassHousing	-	4.37%	Jun-2014	5	23,500	-	(59)	255
						28,415	-	(77)	243
Total State Housing Finance Agency Securities						$ 68,115	$ 182,135	$ 181,958	$ 188,334

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.4% of net assets)

	Interest Rates2			Commitment
Issuer	Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Multifamily Construction/Permanent Mortgages1
Prudential	8.63%	-	Jun-2025	1,469	1,086	1,080	1,081
				1,469	1,086	1,080	1,081

Privately Insured Construction/Permanent Mortgages1,6
IL Housing Development Authority	5.40%	5.40%	Mar-2047	9,000	8,635	8,642	7,784
IL Housing Development Authority	5.73%	5.73%	Aug-2047	5,575	5,386	5,386	4,903
IL Housing Development Authority	6.20%	-	Dec-2047	3,325	3,233	3,250	3,014
IL Housing Development Authority	6.40%	6.40%	Nov-2048	993	973	988	903
				18,893	18,227	18,266	16,604

Forward Commitments1	0.00%	1.70%	Dec-2013	2,670	-	-	(5)
Total Other Multifamily Investments				$ 23,032	$ 19,313	$ 19,346	$ 17,680

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

United States Treasury Securities (10.4% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

2.00%	Nov-2021 - Feb-2022	$ 80,000	$ 79,664	$ 78,672
2.13%	Aug-2021	35,000	35,188	34,979
3.13%	May-2021 - Nov-2041	180,000	183,455	186,272
3.63%	Feb-2021	15,000	15,494	16,984
3.75%	Aug-2041	102,000	115,152	110,318
4.38%	May-2041	15,000	16,504	18,040
Total United States Treasury Securities		$ 427,000	$ 445,457	$ 445,265

Total Fixed-Income Investments		$ 3,953,951	$ 4,004,322	$ 4,238,902

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.0% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc.7	1,000	$ 1	$ -	$ (612)
Total Equity Investment	1,000	$ 1	$ -	$ (612)

Schedule of Portfolio Investments

March 31, 2012 (Dollars in thousands; unaudited)

Short-Term Investments (2.4% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Blackrock Federal Funds 30	0.01%	April 1, 2012	104,613	104,613	104,613
Total Short-Term Investments			$ 104,613	$ 104,613	$ 104,613

Total Investments			$ 4,058,565	$ 4,108,936	$4,342,903

Schedule of Portfolio Investments

March 31, 2012

Footnotes

1	Valued by the HIT's management in accordance with the fair value procedures adopted by the HIT's Board of Trustees.

2	Tax-exempt bonds collateralized by Ginnie Mae securities.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project.
The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

5	Securities exempt from registration under the Securities Act of 1933. The construction notes were privately placed directly by MassHousing (a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to June 1, 2015. The notes are general obligations of MassHousing and are secured by the full faith and credit of
MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the
HIT's Board of Trustees.

6	Loans insured by Ambac Assurance Corporation, which are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date.The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

7	The HIT holds the shares of Building America CDE, Inc. (BACDE), a wholly-owned subsidiary of the HIT. BACDE is a Community
Development Entity, certified by the Community Development Financial Institutions Fund of the U.S. Department of Treasury,
which can facilitate the generation of investments. The fair value of the HIT's investment in BACDE approximates its carrying value.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of March 31, 2012

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, annuity, general and other funds, that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States.

Investment Valuation
Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month. A description of the valuation techniques applied to the HIT’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Portfolio securities for which market quotations are readily available (for example, U.S. Treasury securities, government-sponsored enterprise securities, single-family mortgage-backed securities, and state housing finance agency securities) are valued by independent pricing services, published prices, market quotes, and bids from dealers who make markets in such securities. For U.S. Treasury securities, pricing services generally base prices on actual transactions as well as dealer-supplied prices. For government-sponsored enterprise securities and single-family mortgage-backed securities, pricing services generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields and conditional prepayment rates, as well as dealer-supplied prices. For state housing finance agency securities, pricing services generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

Portfolio investments for which market quotations are not readily available (for example, multifamily mortgage-backed securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees using dealer quotes and discounted cash flow models. The respective cash flow models utilize inputs from matrix pricing which considers observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and average life to the security being valued as adjusted for other market considerations, such as significant market or security specific events, changes in interest rates, and credit quality. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

The HIT has also retained an independent firm to determine the fair market value of securities for which market quotations are not readily available. In accordance with the procedures adopted by the HIT’s Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., prepayment speed). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

Commercial mortgage-backed securities are valued using dealer quotes in a discounted cash flow model and/or independent pricing services. Pricing services generally base prices on a single cash flow model or an option-adjusted spread model, determine a benchmark yield, and utilize available trade information, dealer quotes and market color.

Real estate mortgage conduits are valued using a dealer quote and/or independent pricing services. Pricing services generally base prices on a single cash flow model or an option-adjusted spread model, determine a benchmark yield, and utilize available trade information, dealer quotes, market color, and prepayment speed.

The HIT holds the shares of Building America CDE, Inc. (BACDE), a wholly owned subsidiary of the HIT. The shares of BACDE are valued at their fair value, determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates BACDE’s carrying value.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2012:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities	$ -	$116,299	$18	$116,317
Ginnie Mae Securities	-	797,080	-	797,080
Ginnie Mae Construction Securities	-	368,048	-	368,048
Fannie Mae Securities	-	1,824,981	-	1,824,981
Freddie Mac Securities	-	459,310	-	459,310
Commercial Mortgage-Backed Securities	-	21,369	-	21,369
State Housing Finance Agency Securities	-	188,091	-	188,091
Other Multifamily Investments	-	17,685	-	17,685
United States Treasury Securities	-	445,265	-	445,265
Equity Investments	-	-	(612)	(612)
Short-Term Investments	104,613	-	-	104,613
Other Financial Instruments*	-	756	-	756
Total Investment	$104,613	$4,238,884	$(594)	$4,342,903

*Other financial instruments include forward commitments.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March  31, 2012.

Investments in Securities ($ in thousands)
	FHA Permanent	Equity Investments	Total
Beginning balance, 12/31/2011	$19	$(535)	$(516)
Total Unrealized Gain (Loss)*	-	(77)	(77)
Amortization/Accretion	(1)	-	(1)
Ending balance, 3/31/2012	$18	$(612)	$(594)

*Net change in unrealized loss attributable to Level 3 securities still held as of March 31, 2012, totaled $(77,000).
Level 3 investments in securities are not considered a significant portion of the HIT’s portfolio.

Federal Income Taxes
At March 31, 2012, the cost of investments for federal income tax purposes approximated book cost at amortized cost of  $4,108,936,000.  Net unrealized gains aggregated $233,967,000 at period-end, of which $249,367,000 related to appreciated investments and $15,400,000 related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The HIT’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the HIT’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:  /s/ Stephen Coyle
       Name: Stephen Coyle
       Title: Chief Executive Officer

Date:    May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: May 30, 2012

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: May 30, 2012